Non-controlling Interest (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jul. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss		$ 37,037	$ 13,392	$ (12,338)
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss		201
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss		502
Parent [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss		$ 301
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent	60.00%
Consideration in cash	$ 6,780
DRYKON MARITIME Corp. [Member] | Chief Executive Officer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash	$ 4,520,000
Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner	40.00%